UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	AMCI ACQUISITION CORP. II	Common Stock [Member]	Additional Paid-in Capital	Additional Paid-in Capital AMCI ACQUISITION CORP. II	Accumulated Deficit	Accumulated Deficit AMCI ACQUISITION CORP. II	Class A Common stock	Class A Common stock Common Stock [Member] AMCI ACQUISITION CORP. II	Class B Common Stock Common Stock [Member] AMCI ACQUISITION CORP. II
Balance at the beginning at Dec. 31, 2019	$ (276,592,000)		$ 0	$ 16,354,000		$ (295,487,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(37,713,000)					(37,713,000)
Balance at the end at Dec. 31, 2020	(311,216,000)		0	18,818,000		(333,200,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(30,591,000)					(30,591,000)
Balance at the end at Sep. 30, 2021	(339,740,000)	$ (10,318,806)	0	20,914,000		(363,791,000)	$ (10,319,181)		$ 0	$ 375
Balance at the end (in shares) at Sep. 30, 2021									0	3,750,000
Balance at the beginning at Dec. 31, 2020	(311,216,000)		0	18,818,000		(333,200,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(46,689,000)					(46,689,000)
Balance at the end at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	$ 0	(379,889,000)	(10,739,971)		$ 0	$ 375
Balance at the end (in shares) at Dec. 31, 2021									0	3,750,000
Balance at the beginning at Jan. 27, 2021		0			0		0		$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021									0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		25,000			24,569					$ 431
Issuance of Class B common stock to Sponsor (in shares)										4,312,500
Net income (loss)		(1,126)					(1,126)
Balance at the end at Mar. 31, 2021		23,874			24,569		(1,126)		$ 0	$ 431
Balance at the end (in shares) at Mar. 31, 2021									0	4,312,500
Balance at the beginning at Jan. 27, 2021		0			0		0		$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021									0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		467,528
Balance at the end at Sep. 30, 2021	(339,740,000)	(10,318,806)	0	20,914,000		(363,791,000)	(10,319,181)		$ 0	$ 375
Balance at the end (in shares) at Sep. 30, 2021									0	3,750,000
Balance at the beginning at Jan. 27, 2021		0			0		0		$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021									0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		25,000			24,569					$ 431
Issuance of Class B common stock to Sponsor (in shares)										4,312,500
Excess cash received over the fair value of the private warrants		1,085,000			1,085,000
Forfeited shares					56					$ (56)
Forfeited shares (in shares)										(562,500)
Contribution from Sponsor upon sale of founder shares to Anchor Investors		6,509,758			6,509,758
Accretion of Class A common stock subject to possible redemption amount		18,406,092			7,619,383		10,786,709	$ (18,406,092)
Net income (loss)		46,738					46,738
Balance at the end at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	0	(379,889,000)	(10,739,971)		$ 0	$ 375
Balance at the end (in shares) at Dec. 31, 2021									0	3,750,000
Balance at the beginning at Mar. 31, 2021		23,874			24,569		(1,126)		$ 0	$ 431
Balance at the beginning (in shares) at Mar. 31, 2021									0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(443)					(443)
Balance at the end at Jun. 30, 2021		23,431			24,569		(1,569)		$ 0	$ 431
Balance at the end (in shares) at Jun. 30, 2021									0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess cash received over the fair value of the private warrants		1,085,000			1,085,000
Forfeited shares					56					$ (56)
Forfeited shares (in shares)										(562,500)
Contribution from Sponsor upon sale of founder shares to Anchor Investors		6,509,758			6,509,758
Accretion of Class A common stock subject to possible redemption amount		(18,406,092)			(7,619,383)		(10,786,709)
Net income (loss)		469,097					469,097
Balance at the end at Sep. 30, 2021	(339,740,000)	(10,318,806)	0	20,914,000		(363,791,000)	(10,319,181)		$ 0	$ 375
Balance at the end (in shares) at Sep. 30, 2021									0	3,750,000
Balance at the beginning at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	0	(379,889,000)	(10,739,971)		$ 0	$ 375
Balance at the beginning (in shares) at Dec. 31, 2021									0	3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(3,542,722)					(3,542,722)
Balance at the end at Mar. 31, 2022		(14,282,318)					(14,282,693)			$ 375
Balance at the end (in shares) at Mar. 31, 2022										3,750,000
Balance at the beginning at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	0	(379,889,000)	(10,739,971)		$ 0	$ 375
Balance at the beginning (in shares) at Dec. 31, 2021									0	3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Extinguishment of deferred underwriting commissions on public shares	4,900,000
Net income (loss)	(54,974,000)	1,056,085				(54,974,000)
Balance at the end at Sep. 30, 2022	(407,640,000)	(5,098,860)	0	23,801,000	0	(434,863,000)	(5,099,235)		$ 0	$ 375
Balance at the end (in shares) at Sep. 30, 2022									0	3,750,000
Balance at the beginning at Mar. 31, 2022		(14,282,318)					(14,282,693)			$ 375
Balance at the beginning (in shares) at Mar. 31, 2022										3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		3,354,262					3,354,262
Balance at the end at Jun. 30, 2022		(10,928,056)					(10,928,431)			$ 375
Balance at the end (in shares) at Jun. 30, 2022										3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Extinguishment of deferred underwriting commissions on public shares	4,900,000	4,878,300			4,878,300
Reclass from additional paid-in capital to retained earnings					(4,878,300)		4,878,300
Subsequent remeasurement of Class A common stock subject to possible redemption		(293,649)					(293,649)
Net income (loss)		1,244,545					1,244,545
Balance at the end at Sep. 30, 2022	$ (407,640,000)	$ (5,098,860)	$ 0	$ 23,801,000	$ 0	$ (434,863,000)	$ (5,099,235)		$ 0	$ 375
Balance at the end (in shares) at Sep. 30, 2022									0	3,750,000